Condensed Consolidated and Combined Statement of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 8,464	$ 8,153	$ 9,293	$ 25,701	$ 32,815	$ 115,612
Other comprehensive income
Unrealized gains (losses) on available for sale equity securities, net				141	141	(3,540)
Reclassification of gains on sale and distribution of available for sale equity securities				(823)	(823)	4,222
Other comprehensive income				(682)	(682)	682
COMPREHENSIVE INCOME	8,464	8,153	9,293	25,019	32,133	116,294
Comprehensive income attributable to temporary equity	(5,318)		(2,377)
Comprehensive income attributable to shareholders	$ 3,146	891	1,824	891	1,839
Brigham Resources, LLC
Net income		7,262	5,092	24,810	30,976	115,612
Other comprehensive income
COMPREHENSIVE INCOME		$ 7,262	$ 5,092	$ 24,128	$ 30,294	$ 116,294